Financial Instruments - Schedule Of Exposure To Credit Risk To Loan Receivables By Geographical Region (Detail) - Loan receivables and commitments in the financial services segment - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 536	$ 326
Indonesia
Disclosure of credit risk exposure [line items]
Net carrying amount	59	25
Malaysia
Disclosure of credit risk exposure [line items]
Net carrying amount	80	47
Philippines
Disclosure of credit risk exposure [line items]
Net carrying amount	30	22
Singapore
Disclosure of credit risk exposure [line items]
Net carrying amount	295	172
Thailand
Disclosure of credit risk exposure [line items]
Net carrying amount	63	52
Vietnam
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 9	$ 8